Earning per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Earning per share

The following table sets forth the computation of basic and diluted net income per share:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Basic income per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	82	1,326	1,833
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	1,831,604,053	2,593,157,207	3,076,314,670
Basic earnings per share (in RMB)	0.04	0.51	0.60
Basic earnings per ADS (in RMB) (note)			1.19
Diluted net income per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	82	1,326	1,833
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	1,831,604,053	2,593,157,207	3,076,314,670
Adjustments for share options and RSU	67,815,772	46,309,205	82,906,218
Number of shares used in computing diluted earnings per share attributable to the Company	1,899,419,825	2,639,466,412	3,159,220,888
Diluted earnings per share (in RMB)	0.04	0.50	0.58
Diluted earnings per ADS (in RMB) (note)			1.16